Furniture and Equipment	12 Months Ended
Dec. 31, 2016
Furniture and Equipment
Furniture and Equipment

NOTE 7 – Furniture and Equipment

The following is a summary of property and equipment, purchased, used and depreciated over a three-year period, less accumulated depreciation, as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015

Property and Equipment	$993,843	$966,936
Less: Accumulated Depreciation	(428,910)	(252,182)
Net Property and Equipment	$564,933	$714,754

Depreciation expense on property and equipment was $172,315 and $166,744 for the years ended December 31, 2016 and 2015, respectively.